Significant Accounting Policies, Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Minimum stock ownership percentage under 50% Ownership Test	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%
Income taxes	$ 0	$ 0	$ (28)
Seanergy Management [Member]
Income Taxes [Abstract]
Greek annual contribution	103	110
Seanergy Management [Member] | General and Administrative Expenses [Member]
Income Taxes [Abstract]
Greek annual contribution	152
Seanergy Shipmanagement [Member]
Income Taxes [Abstract]
Greek annual contribution	0	0
Statutory Tax Exemption on United States Source Income [Member]
Income Taxes [Abstract]
Income taxes	$ 0	$ 0	$ 0